Consolidated Statements of Income and Comprehensive Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Jul. 03, 2016	Jun. 28, 2015	Jun. 29, 2014
Income Statement [Abstract]
NET SALES	$ 401,419	$ 411,475	$ 348,419
Cost of goods sold	336,594	338,815	282,621
GROSS PROFIT	64,825	72,660	65,798
Engineering, selling, and administrative expenses	43,917	41,534	39,274
INCOME FROM OPERATIONS	20,908	31,126	26,524
Interest income	25	185	106
Equity (loss) earnings of joint ventures	(2,235)	(788)	957
Interest expense	(176)	(71)	(45)
Other income, net	668	3,481	272
INCOME BEFORE PROVISION FOR INCOME TAXES AND NON- CONTROLLING INTEREST	19,190	33,933	27,814
Provision for income taxes	5,068	9,382	8,674
NET INCOME	14,122	24,551	19,140
Net income attributable to non-controlling interest	4,973	3,897	2,716
NET INCOME ATTRIBUTABLE TO STRATTEC SECURITY CORPORATION	9,149	20,654	16,424
COMPREHENSIVE INCOME:
NET INCOME	14,122	24,551	19,140
Currency translation adjustments	(5,248)	(5,133)	(140)
Pension and postretirement plan funded status adjustment, net of tax	(5,880)	(1,851)	2,157
TOTAL OTHER COMPREHENSIVE (LOSS) INCOME	(11,128)	(6,984)	2,017
COMPREHENSIVE INCOME	2,994	17,567	21,157
Comprehensive income attributable to non-controlling interest	4,659	3,574	2,719
COMPREHENSIVE (LOSS) INCOME ATTRIBUTABLE TO STRATTEC SECURITY CORPORATION	$ (1,665)	$ 13,993	$ 18,438
EARNINGS PER SHARE ATTRIBUTABLE TO STRATTEC SECURITY CORPORATION:
Basic	$ 2.55	$ 5.80	$ 4.70
Diluted	$ 2.51	$ 5.66	$ 4.59
AVERAGE SHARES OUTSTANDING:
Basic	3,559	3,515	3,428
Diluted	3,621	3,604	3,513